CONSOLIDATED BALANCE SHEETS (USD $)	Oct. 31, 2014	Oct. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,361,246	$ 898,172
Short–term investments in certificates of deposit	2,500,000
Accounts receivable	400,000	175,000
Prepaid expenses and other current assets	60,577	160,646
Total current assets	6,321,823	1,233,818
Investment in Videocon Industries Limited global depository receipts, at fair value (Note 4)		4,197,341
Patents, net of accumulated amortization of $314,453 in 2014	2,721,658
Property and equipment, net of accumulated depreciation of $48,842 and $45,654, respectively	11,875	8,379
Total assets	9,055,356	5,439,538
Current liabilities:
Accounts payable and accrued expenses	1,249,426	1,276,470
Royalties and contingent legal fees payable	560,076	207,743
Derivative liability, at fair value		540,000
Deferred revenue, nonrefundable development and license fees		1,187,320
Total current liabilities	1,809,502	3,211,533
Patent acquisition obligation (Note 8)	3,236,281
Convertible debentures due January 2015, net of discount of $891,402 (Note 6)		548,598
Loan payable by CopyTele International Ltd. to former affiliate, secured by Videocon Industries Limited global depository receipts (Note1)		5,000,000
Total liabilities	5,045,783	8,760,131
Commitments and contingencies (Notes 8 and 9)
Shareholders’ equity (deficiency):
Preferred stock	350,000
Common stock, par value $.01 per share; 600,000,000 shares authorized; 219,692,190 and 209,276,745 shares issued and outstanding, respectively	2,196,922	2,092,767
Additional paid-in capital	146,232,373	134,750,048
Loan receivable from former affiliate(Note 1)		(5,000,000)
Accumulated deficit	(144,769,722)	(135,163,408)
Total shareholders’ equity (deficiency)	4,009,573	(3,320,593)
Total liabilities and shareholders’ equity (deficiency)	9,055,356	5,439,538
Series A Preferred Stock [Member]
Shareholders’ equity (deficiency):
Preferred stock	350,000
Preferred Stock [Member]
Shareholders’ equity (deficiency):
Preferred stock
Total shareholders’ equity (deficiency)	$ 350,000